CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Bank deposits in U.S. dollars [Member]	Dec. 31, 2012 Bank deposits in U.S. dollars [Member]	Dec. 31, 2013 Bank deposits in NIS [Member]	Dec. 31, 2012 Bank deposits in NIS [Member]	Dec. 31, 2013 Cash in banks [Member]	Dec. 31, 2012 Cash in banks [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 28,751	$ 16,374	$ 5,846	$ 7,300	$ 24,731	$ 9,091	$ 1,441	$ 6,575	$ 2,579	$ 708
Weighted average interest rate					0.22%	1.19%	1.32%	2.19%